Leases - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	£ 1,021	£ 1,166
Additions	1,084
Interest element of payments to finance lease creditors	(78)	(74)
Principal element of payments to finance lease creditors	(162)	(146)
Interest expense on leases	77	74
Ending balance	£ 1,942	£ 1,021
Bristol property
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	5 years